As filed with the Securities and Exchange Commission on December 22, 2006

Registration File Nos. 333-134820 and 811-21907

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [      ]
Pre-Effective Amendment No. [      ]
Post-Effective Amendment No. 1 ☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [      ]
Amendment No. 2 ☒

(Check appropriate box or boxes.)
TIAA Separate Account VA-3

(Exact Name of Registrant)

Teachers Insurance and
Annuity Association of America
(Name of Insurance Company)

730 Third Avenue
New York, New York 10017
(Address of Insurance Company’s Principal Executive Offices)

Insurance Company’s Telephone Number, Including Area Code: (212) 490-9000
Name and Address of Agent for Service: Stewart P. Greene, Esquire Teachers Insurance and Annuity Association of America 730 Third Ave New York, New York 10017-3206	Copy to: Mary E. Thornton, Esquire Sutherland Asbill & Brennan LLP 1275 Pennsylvania Avenue, N.W. Washington, D.C. 20004-2415

It is proposed that this filing will become effective (check appropriate box)

☒     immediately upon filing pursuant to paragraph (b) of Rule 485

☐     on (date), pursuant to paragraph (b) of Rule 485

☐     60 days after filing pursuant to paragraph (a)(1) of Rule 485

☐     on (date) pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

☐     This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title & Securities Being Registered:           Interests in a separate account funding variable annuity contracts.

This registration statement incorporates by reference the prospectus and statement of additional information (including the financial statements) dated October 2, 2006 for the contracts, as filed in Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 (File No. 333-134820) filed on September 29, 2006.

Part C - OTHER INFORMATION

Item 24.      Financial Statements and Exhibits

(a) Financial statements

Part A: None

Part B: Includes the following financial statements of Teachers Insurance and Annuity Association of America.

TEACHERS INSURANCE AND ANNUITY ASSOCIATION OF AMERICA
Audited Statutory-Basis Financial Statements
December 31, 2005, 2004 and 2003:
Report of Management Responsibility	B-
Report of the Audit Committee	B-
Report of Independent Registered Public Accounting Firm	B-
Balance Sheets	B-
Statements of Operations	B-
Statements of Changes in Capital and Surplus	B-
Statements of Cash Flows	B-
Notes to Statutory-Basis Financial Statements	B-

(b) Exhibits:
(1)	Resolutions of the Board of Directors of Teachers Insurance and Annuity
Association of America establishing the Registrant (Incorporated by reference to Registrant’s Pre-Effective Amendment No. 1 to the Registration Statement
on Form N-4, Registration No. 333-134820 Filed September 29, 2006.)
(2)	None
(3)	Form of Distribution Agreement
(4)	(A)	RA Annuity Wrap Endorsement (Incorporated by reference to Registrant’s Initial Registration Statement on Form N-4, Registration No. 333-134820 Filed June 7, 2006.)
	(B)	SRA Annuity Wrap Endorsement (Incorporated by reference to Registrant’s Initial Registration Statement on Form N-4, Registration No. 333-134820 Filed June 7, 2006.)
	(C)	GRA Annuity Wrap Endorsement (Incorporated by reference to Registrant’s Initial Registration Statement on Form N-4, Registration No. 333-134820 Filed June 7, 2006.)
	(D)	GSRA Annuity Wrap Endorsement (Incorporated by reference to Registrant’s Initial Registration Statement on Form N-4, Registration No. 333-134820 Filed June 7, 2006.)
(5)	None
(6)	(A)	Charter of Teachers Insurance and Annuity Association of
America (Incorporated by reference to Registrant’s Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed September 29, 2006.)
	(B)	Bylaws of Teachers Insurance and Annuity Association of
America (Incorporated by reference to Registrant’s Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed September 29, 2006.)
(7)	None
(8)	(A)	Form of Participation Agreement among Teachers Insurance and Annuity Association of America, TIAA-CREF Institutional Mutual Funds, Teachers Advisors, Inc., and Teachers Personal Investors Services, Inc.
	(B)	Form of Participation Agreement between Legg Mason Investor Services, LLC, Western Asset Management Company, and Teachers Insurance and Annuity Association of America
	(C)	Form of Participation Agreement between T. Rowe Price Investment Services, Inc., T. Rowe Price Associates, Inc., and Teachers Insurance and Annuity Association of America
	(D)	Form of Participation Agreement between Teachers Insurance and Annuity Association of America, TIAA-CREF Individual & Institutional Services, LLC, American Funds Distributors, Inc., American Funds Service Company, and Capital Research and Management Company
(9)	Opinion and consent of George W. Madison, Esquire
(10)	(A)	Consent of Sutherland Asbill & Brennan LLP
	(B)	Consent of PricewaterhouseCoopers LLP, Independent Registered
Public Accounting Firm
	(C)	Consent of Ernst & Young LLP, Independent Registered Public
Accounting Firm
	(D)	Consent of George W. Madison, Esquire (See exhibit 9)
(11)	None
(12)	None

Item 25. Directors and Officers of the Depositor

Positions and Offices
Name and Principal Business Address	with Insurance Company

Herbert M. Allison, Jr.	Trustee, Chairman, President
TIAA-CREF	and Chief Executive Officer
730 Third Avenue
New York, New York 10017-3206

Elizabeth E. Bailey	Trustee
John C. Hower Professor of
Public Policy and Management
The Wharton School
University of Pennsylvania
Suite 3100
Steinberg-Dietrich Hall
Philadelphia, Pennsylvania 19104-6372

Robert C. Clark	Trustee
Distinguished Service Professor
Harvard Law School
Harvard University
Houser Hall 404
1575 Massachusetts Avenue
Cambridge, Massachusetts 02138

Edward M. Hundert, M.D.	Trustee
President
Case Western Reserve University
Adelbert Hall 216
10900 Euclid Ave.
Cleveland, Ohio 44106-7001

Marjorie Fine Knowles	Trustee
Professor of Law
Georgia State University
College of Law
P.O. Box 4037
Atlanta, Georgia 30302-4037

Donald K. Peterson	Trustee
Chairman and Chief Executive Officer
Avaya Inc.
211 Mt. Airy Road, Room 3W240
Basking Ridge, New Jersey 07920

Sidney A. Ribeau	Trustee
President, Bowling Green University
McFall Center, Room 220
Bowling Green, OH 43403

Leonard S. Simon	Trustee
Former Vice Chairman
Charter One Financial, Inc.
95 Hupi Road
P.O. Box 538
Monterey, Massachusetts 01245

David F. Swensen	Trustee
Chief Investment Officer
Yale Investments Office
55 Whitney Avenue, Suite 500
New Haven, Connecticut 06510-1300

Ronald L. Thompson	Trustee
Chairman and Chief Executive Officer
Midwest Stamping and Manufacturing Company
3455 Briarfield Road, Suite A
P.O. Box 1120
Maumee, Ohio 43537

Marta Tienda
Maurice P. During ‘22 Professor in
Demographic Studies	Trustee
Woodrow Wilson School
Princeton University
Princeton, NJ 08544-1013

Paul R. Tregurtha	Trustee
Chairman and Chief Executive Officer
Mormac Marine Group, Inc. and Moran
Transportation Company, Inc.; Vice Chairman,
Interlake Steamship Company and Lakes
Shipping Company
One Landmark Square, Suite 710
Stamford, Connecticut 06901-2608

Rosalie J. Wolf	Trustee
Managing Partner
Botanica Capital Partners LLC
110 East 59th Street, Suite 2100
New York, New York 10022

Gary Chinery	Vice President and Treasurer
TIAA-CREF
730 Third Avenue
New York, New York 10017-3206

Scott C. Evans	Executive Vice President and
TIAA-CREF	Chief Investment Officer
730 Third Avenue
New York, New York 10017-3206

I . Steven Goldstein	Executive Vice President, Public
TIAA-CREF	Affairs
730 Third Avenue
New York, New York 10017-3206

E. Laverne Jones	Vice President and Corporate
TIAA-CREF	Secretary
730 Third Avenue
New York, New York 10017-3206

Susan S. Kozik	Executive Vice President and
TIAA-CREF	Chief Technology Officer
730 Third Avenue
New York, New York 10017-3206

George W. Madison	Executive Vice President and
TIAA-CREF	General Counsel
730 Third Avenue
New York, New York 10017-3206

Erwin W. Martens	Executive Vice President, Risk
TIAA-CREF	Management
730 Third Avenue
New York, New York 10017-3206

Frances Nolan	Executive Vice President, Client
TIAA-CREF	Services
730 Third Avenue
New York, New York 10017-3206

Dermot J. O’Brian	Executive Vice President, Human
TIAA-CREF	Resources
730 Third Avenue
New York, New York 10017-3206

Georganne C. Proctor	Executive Vice President and Chief Financial Officer
TIAA-CREF
730 Third Avenue
New York, New York 10017-3206

Bertram L. Scott	Executive Vice President of Strategy, Implementation
TIAA-CREF	& Policy
730 Third Avenue
New York, New York 10017-3206

Edward D. Van Dolson	Executive Vice President, Institutional Client Services
TIAA-CREF
730 Third Avenue
New York, New York 10017-3206

Item 26.	Persons Controlled by or under Common Control with the
Depositor or Registrant

The following companies are subsidiaries of Teachers Insurance and Annuity Association of America and are included in the consolidated financial statements of Teachers Insurance and Annuity Association of America.

All Teachers Insurance and Annuity Association of America subsidiary companies are Delaware corporations, except as indicated.

485 Properties, LLC
730 Texas Forest Holdings, Inc.
Ataya Hardwoods, LLC
Bethesda ARC, LLC
Bethesda HARC, LLC
Bisys Crossings I, LLC
Boca 10 A & B LLC
Boca 10 C & D LLC
Boca 11 A LLC
Boca 54 Land Associates LLC
Boca 54 North LLC
CTG & P, LLC
DAN Properties, Inc.
GA-Buckhead, L.L.C.
IL-161 Clark Street, L.L.C.
JV Georgia One, Inc.
JV Minnesota One, Inc.
JV North Carolina One, Inc.
JWL Properties, Inc.
Kaspick & Company, LLC
Liberty Place Retail, Inc.
Light St. Partners LLP
M.O.A. Enterprises, Inc.
MOA Investors I, Inc.
ND Properties, Inc. (2)
One Boston Place, LLC
One Boston Place Real Estate Investment Trust
Savannah Teachers Properties, Inc.
Storage Portfolio I, LLC
T-C Sports Co., Inc.
TCAM Core Property Fund GP LLC
TCAM Core Property Fund Operating GP LLC
TCAM Core Property Fund REIT LLC
TCPC Associates, LLC
TCT Holdings, Inc.
T-Investment Properties Corp.
T-Land Corp.
Teachers Advisors, Inc.
Teachers Belvidere Properties, LLC
Teachers Boca Properties II, Inc.
Teachers Concourse, LLC
Teachers Mayflower, LLC
Teachers Michigan Properties, Inc.
Teachers Pennsylvania Realty, Inc.

Teachers Personal Investors Services, Inc.
Teachers REA, LLC
Teachers REA II, LLC
Teachers REA III, LLC
Teachers West, LLC
TIAA 485 Boca 54 LLC
TIAA 485 Clarendon, LLC
TIAA Bay Isle Key II Member, LLC
TIAA Bay Isle Key II, LLC
TIAA Canada Retail Business Trust
TIAA CMBS I, LLC
TIAA Diamond Investor, LLC
TIAA European Funding Trust
TIAA Florida Mall, LLC
TIAA Franklin Square, LLC
TIAA-Fund Equities, Inc.
TIAA Global Markets, Inc.
TIAA Lakepointe, LLC
TIAA Miami International Mall, LLC
TIAA Realty, Inc.
TIAA Realty Capital Management, LLC
TIAA Retail Commercial LLC
TIAA-Shenandoah, LLC
TIAA Stafford-Harrison, LLC
TIAA SF One, LLC
TIAA Timberlands I, LLC
TIAA Timberlands II, LLC
TIAA The Reserve II Member, LLC
TIAA The Reserve II, LLC
TIAA West Town Mall, LLC
TIAA-CREF Enterprises, Inc.
TIAA-CREF Individual & Institutional Services, LLC
TIAA-CREF Insurance Agency, LLC
TIAA-CREF International Investments Limited
TIAA-CREF Investment Management, LLC
TIAA-CREF Life Insurance Company
TIAA-CREF Redwood, LLC
TIAA-CREF Trust Company, FSB
TIAA-CREF Tuition Financing, Inc.
TREA 10 Schalks Crossing Road, LLC
TREA 1401 H, LLC
TREA Broadlands, LLC
TREA GA Reserve, LLC
TREA Retail Property Portfolio 2006, LLC
TREA Weston, LLC
TREA Wilshire Rodeo, LLC

WA-WTC, L.L.C.
WRC Properties, Inc.

Notes:

(1)	All subsidiaries are Delaware entities except as follows:
	a)	Maryland entities: Light Street Partners, LLP, and One Boston Place Real Estate Investment Trust
	b)	New York company: TIAA-CREF Life Insurance Company
	c)	Pennsylvania non-stock, non-profit corporations: Liberty Place Retail, Inc. Teachers Pennsylvania Realty, Inc.
	d)	TIAA-CREF Trust Company, FSB is a Federal Savings Bank
	e)	TIAA-CREF International Investments Limited was formed in Jersey Channel Islands.

(2) ND Properties, Inc. wholly or partially owns interests in six Delaware entities and twenty three foreign entities.

Item 27.     Number of Contractowners

As of the date hereof, there are no owners of the Contracts.

Item 28.     Indemnification

Trustees, officers, and employees of TIAA may be indemnified against liabilities and expenses incurred in such capacity pursuant to Article Six of TIAA’s bylaws (see Exhibit 6(B)). Article Six provides that, to the extent permitted by law, TIAA will indemnify any person made or threatened to be made a party to any action, suit or proceeding by reason of the fact that such person is or was a trustee, officer, or employee of TIAA or, while a trustee, officer, or employee of TIAA, served any other organization in any capacity at TIAA’s request. To the extent permitted by law, such indemnification could include judgments, fines, amounts paid in settlement, and expenses, including attorney's fees. TIAA has in effect an insurance policy that will indemnify its trustees, officers, and employees for liabilities arising from certain forms of conduct.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to officers and directors of the Depositor, pursuant to the foregoing provision or otherwise, the Depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in that Act and is therefore unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Depositor of expenses incurred or paid by a director or officer in connection with the successful defense of any action, suit or proceeding) is asserted by a director or officer in connection with the securities being registered, the Depositor will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in that Act and will be governed by the final adjudication of such issue.

Item 29.     Principal Underwriters

     (a)      TIAA-CREF Individual & Institutional Services, LLC, acts as principal underwriter for Registrant, College Retirement Equities Fund, the TIAA Real Estate Account, the unregistered TIAA-CREF Asset Management Commingled Funds Trust I and TIAA-CREF Asset Management Core Property Fund LP.

     (b)      The officers of TIAA-CREF Individual & Institutional Services, LLC and their positions and offices with TIAA-CREF Individual & Institutional Services, LLC and the Registrant are listed in Schedule A of Form BD as currently on file with the Commission (File No. 8-47051), the text of which is hereby incorporated by reference.

     (c)      Not Applicable.

Item 30.      Location of Accounts and Records

     All accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the rules promulgated thereunder are maintained at the Registrant's home office, 730 Third Avenue, New York, New York 10017, and at another office of the Registrant located at 750 Third Avenue in New York, New York 10017. In addition, certain duplicated records are maintained at Iron Mountain (Pierce Leahy) Archives, 64 Leone Lane, Chester, New York 10918, Citistorage, 20 North 12th Street, Brooklyn, New York 11211, File Vault, 839 Exchange Street, Charlotte, North Carolina 28208, and JP Morgan Chase Bank, 4 Chase Metrotech Center Brooklyn, New York 11245.

Item 31.     Management Services

     Not Applicable.

Item 32.      Undertakings

     (a)      The Registrant undertakes to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

     (b)      The Registrant undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

     (c)      The Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under Form N-4 promptly upon written or oral request.

     (d)      Teachers Insurance and Annuity Association of America represents that the fees and charges deducted under the Contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Teachers Insurance and Annuity Association of America. Teachers Insurance and Annuity Association of America bases its representation on its assessment of all of the facts and circumstances, including such relevant factors, as: the nature and extent of such services, expenses and risks; the need for Teachers Insurance and Annuity Association of America to earn a profit; and the degree to which the contracts include innovative features. This representation applies to all contracts sold pursuant to this Registration Statement, including those sold on the terms specifically described in the Prospectus contained herein, or any variations therein, based on supplements, endorsements, or riders to any Contracts or prospectus, or otherwise.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, TIAA Separate Account VA-3, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Post-Effective Amendment to be signed on its behalf by the undersigned, duly authorized, in the City of New York, and State of New York, on the 22nd day of December, 2006.

TIAA SEPARATE ACCOUNT VA-3

TEACHERS INSURANCE AND ANNUITY
ASSOCIATION OF AMERICA (On behalf of
Registrant and itself)

By:	/s/ Edward D. Van Dolsen

Name:	Edward D. Van Dolsen
Title:	Executive Vice President

As required by the Securities Act of 1933, this Post-Effective Amendment No. 1 has been signed by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Edward D. Van Dolsen	Executive Vice President	December 22, 2006
(Principal Executive Officer)
Edward D. Van Dolsen

/s/ Georganne Proctor	Executive Vice President and	December 22, 2006
Chief Financial Officer
Georganne Proctor	(Principal Financial Officer
and Principal Accounting Officer)

SIGNATURE OF TRUSTEE	DATE	SIGNATURE OF TRUSTEE	DATE

/s/ Herbert M. Allison, Jr.	December 22, 2006	/s/ Sydney A Ribeau	December 22, 2006

Herbert M. Allison, Jr.		Sydney A Ribeau

/s/ Elizabeth E. Bailey	December 22, 2006	/s/ Leonard S. Simon	December 22, 2006

Elizabeth E. Bailey		Leonard S. Simon

/s/ Robert C. Clark	December 22, 2006	/s/ David F. Swensen	December 22, 2006

Robert C. Clark		David F. Swensen

/s/ Edward M. Hundert	December 22, 2006	/s/ Ronald K. Thompson	December 22, 2006

Edward M. Hundert M.D.		Ronald K. Thompson

/s/ Marjorie Fine Knowles	December 22, 2006	/s/ Marta Tienda	December 22, 2006

Marjorie Fine Knowles		Marta Tienda

/s/ Donald K. Peterson	December 22, 2006	/s/ Paul R. Tregurtha	December 22, 2006

Donald K. Peterson		Paul R. Tregurtha

		/s/ Rosalie J. Wolf	December 22, 2006

Rosalie J. Wolf

Exhibit Index

(3)	Form of Distribution Agreement

(8)	(A) Form of Participation Agreement among Teachers Insurance and Annuity Association of America, TIAA-CREF Institutional Mutual Funds, Teachers Advisors, Inc., and Teachers Personal Investors Services, Inc.
(B) Form of Participation Agreement between Legg Mason Investor Services, LLC, Western Asset Management Company, and Teachers Insurance and Annuity Association of America
(C) Form of Participation Agreement between T. Rowe Price Investment Services, Inc., T. Rowe Price Associates, Inc., and Teachers Insurance and Annuity Association of America
(D) Form of Participation Agreement between Teachers Insurance and Annuity Association of America, TIAA-CREF Individual & Institutional Services, LLC, American Funds Distributors, Inc., American Funds Service Company, and Capital Research and Management Company

(9)	Opinion and consent of George W. Madison, Esquire

(10)	(A) Consent of Sutherland Asbill & Brennan LLP
(B) Consent of PricewaterhouseCoopers LLP, Independent Registered Public Accounting
Firm
(C) Consent of Ernst & Young LLP, Independent Registered Public Accounting Firm